Derivative Liabilities (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) mo	Jan. 31, 2015 USD ($) mo
Derivative Liabilities 1		112.00%
Derivative Liabilities 2		25.00%
Derivative Liabilities 3 | mo		6
Derivative Liabilities 4		1.00%
Derivative Liabilities 5		2
Derivative Liabilities 6		25.00%
Derivative Liabilities 7 | mo		6
Derivative Liabilities 8		1.00%
Derivative Liabilities 9		1.00%
Derivative Liabilities 10		70.00%
Derivative Liabilities 11		$ 520,552
Derivative Liabilities 12		6,440
Derivative Liabilities 13		382,173
Derivative Liabilities 14		382,173
Derivative Liabilities 15		172,968
Derivative Liabilities 16		182,348
Derivative Liabilities 17		26,859
Derivative Liabilities 18		482,697
Derivative Liabilities 19		216,705
Derivative Liabilities 20		$ 256,748
Derivative Liabilities 21		2,500,000
Derivative Liabilities 22		$ 0.0264
Derivative Liabilities 1	131.9
Derivative Liabilities 2	146.90%
Derivative Liabilities 3	5.00%
Derivative Liabilities 4 | mo	6
Derivative Liabilities 5	1.00%
Derivative Liabilities 6	5.00%
Derivative Liabilities 7 | mo	6
Derivative Liabilities 8	1.00%
Derivative Liabilities 9	1.00%
Derivative Liabilities 10	70.00%
Derivative Liabilities 11	$ 49,553
Derivative Liabilities 12	633,399
Derivative Liabilities 13	497,031
Derivative Liabilities 14	21,906
Derivative Liabilities 15	487,369
Derivative Liabilities 16	14,595
Derivative Liabilities 17	70,766
Derivative Liabilities 18	78,277
Derivative Liabilities 19	$ 750,615